ACCOUNTS RECEIVABLE, NET (Movement of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Balance at beginning of year	$ 3,190	$ 2,236
Charged to expenses	211	824
Write-off of accounts receivable	(1,361)
Foreign currency adjustment	52	130
Balance at end of year	$ 2,092	$ 3,190